Note 22 - Derivatives - Fair Value of Derivatives (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Derivatives assets - current	$ 32,244	$ 25,660
Derivative liabilities - current	(20,139)	(2,255)
Derivative liabilities - noncurrent	(11,322)	$ (13,655)
Designated as Hedging Instrument [Member]
Derivatives assets - current	35,112
Derivatives assets - noncurrent	42,298
Derivatives assets - noncurrent	42,298
Derivative liabilities - current	(23,007)
Derivative liabilities - noncurrent	(14,453)
Designated as Hedging Instrument [Member] | Derivative Assets, Current [Member]
Counterparty netting	(2,868)
Total derivative assets, June 30, 2023	32,244
Designated as Hedging Instrument [Member] | Derivative Asset, Noncurrent [Member]
Counterparty netting	(3,131)
Total derivative assets, June 30, 2023	39,167
Designated as Hedging Instrument [Member] | Derivative Liability, Current [Member]
Counterparty netting	2,868
Total derivative liabilities, June 30, 2023	(20,139)
Designated as Hedging Instrument [Member] | Derivative Liability, Noncurrent [Member]
Counterparty netting	3,131
Total derivative liabilities, June 30, 2023	(11,322)
Forward Freight Agreements [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current	2,842
Derivatives assets - noncurrent	3,537
Derivatives assets - noncurrent	3,537
Derivative liabilities - current	(20,666)
Derivative liabilities - noncurrent	(3,131)
Bunker Swap Agreements [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current	26
Derivatives assets - noncurrent	0
Derivatives assets - noncurrent	0
Derivative liabilities - current	(130)
Derivative liabilities - noncurrent	0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current	9,876
Derivatives assets - noncurrent	16,150
Derivatives assets - noncurrent	16,150
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative liabilities - current	(2,211)
Derivative liabilities - noncurrent	(11,322)
Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current	20,909
Derivatives assets - noncurrent	20,782
Derivatives assets - noncurrent	20,782
Forward Currency Contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current	1,459
Derivatives assets - noncurrent	1,829
Derivatives assets - noncurrent	$ 1,829